Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 69,643	$ 24,892
Accounts receivable, net	102,731	62,636
Unbilled revenue	92,333	95,145
Service inventories, net	65,057	58,151
Prepaid assets	9,306	6,937
Retention withholdings	27,887	22,011
Other receivables	22,278	16,695
Other current assets	9,439	13,178
Total current assets	398,674	299,645
Non-current assets
Property, plant and equipment, net	354,034	328,727
Intangible assets	130,383	138,052
Goodwill	574,764	570,540
Other assets	3,272	6,345
Total assets	1,461,127	1,343,309
Liabilities
Accounts payable	68,235	66,264
Accrued expenses	71,264	38,986
Current installments of long-term debt		45,093
Short-term borrowings	5,267	31,817
Income taxes payable	3,584	10,991
Other taxes payable	14,202	5,806
Other current liabilities	6,460	24,123
Total current liabilities	169,012	223,080
Long-term debt	361,234	225,172
Deferred tax liabilities	29,967	30,756
Pension benefit liabilities	14,239	13,828
Other liabilities	18,576	19,482
Total liabilities	593,028	512,318
Commitments and contingencies (Note 13)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at June 30, 2019 and December 31, 2018
Common stock, no par value; unlimited shares authorized; 86,896,779 shares issued and outstanding at June 30, 2019	801,545	801,545
Additional paid in capital	13,698	1,034
Retained earnings	52,827	28,297
Accumulated other comprehensive income	29	48
Total shareholders' equity	868,099	830,924
Non-controlling interests		67
Total equity	868,099	830,991
Total liabilities and equity	$ 1,461,127	$ 1,343,309